Taxation - Components of Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current tax expense	$ 10.2	$ 15.1	$ 9.9
Change in deferred tax	(0.5)	1.1	1.3
Total	$ 9.7	$ 16.2	$ 11.2